Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Total operating lease cost	¥ 15,563	$ 2,442	¥ 11,536	¥ 11,104
Variable lease cost	¥ 0